UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   July 21, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:     88

Form 13F Information Table Entry Total:       $200,342,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1330    14025 SH       Sole                                      14025
AT&T Inc.                      COM              00206r102     6049   192574 SH       Sole                                     192574
Abbott Labs                    COM              002824100     6171   117284 SH       Sole                                     117284
Altria Group Inc.              COM              02209s103      477    18066 SH       Sole                                      18066
AmBev - Companhia De Bebidas A COM              20441w203     3490   103455 SH       Sole                                     103455
Amer Electric Pwr Inc          COM              025537101      300     7970 SH       Sole                                       7970
Analog Devices                 COM              032654105      202     5160 SH       Sole                                       5160
Apple Computer                 COM              037833100      369     1099 SH       Sole                                       1099
BP PLC                         COM              055622104      357     8070 SH       Sole                                       8070
Bank of Montreal               COM              063671101      479     7542 SH       Sole                                       7542
Barrick Gold Corp              COM              067901108     6095   134574 SH       Sole                                     134574
Baxter Intl Inc                COM              071813109      273     4582 SH       Sole                                       4582
Becton Dickinson & Co          COM              075887109      536     6215 SH       Sole                                       6215
Best Buy Inc                   COM              086516101      218     6925 SH       Sole                                       6925
Bristol Myers Squibb           COM              110122108     3987   137665 SH       Sole                                     137665
CSX Corp                       COM              126408103      466    17770 SH       Sole                                      17770
CVS Caremark Corp              COM              126650100      274     7300 SH       Sole                                       7300
Caterpillar Inc                COM              149123101      427     4010 SH       Sole                                       4010
Chesapeake Energy Corp         COM              165167107      490    16520 SH       Sole                                      16520
Chevron Corp                   COM              166764100     8336    81057 SH       Sole                                      81057
Cisco Systems                  COM              17275R102      531    34000 SH       Sole                                      34000
Coca Cola Co                   COM              191216100     1324    19675 SH       Sole                                      19675
Colgate Palmolive              COM              194162103      287     3279 SH       Sole                                       3279
ConocoPhillips                 COM              20825c104     2421    32196 SH       Sole                                      32196
Deere Company                  COM              244199105      494     5990 SH       Sole                                       5990
Devon Energy Corp              COM              25179M103      264     3345 SH       Sole                                       3345
Dominion Resources             COM              25746u109     3615    74882 SH       Sole                                      74882
Duke Energy Corp               COM              26441c105     2350   124813 SH       Sole                                     124813
E I Du Pont De Nemours         COM              263534109     2945    54495 SH       Sole                                      54495
E M C Corp Mass                COM              268648102     2220    80585 SH       Sole                                      80585
Emerson Elec                   COM              291011104     4941    87846 SH       Sole                                      87846
Encana Corp                    COM              292505104      950    30845 SH       Sole                                      30845
Exxon Mobil Corp               COM              30231g102     6852    84203 SH       Sole                                      84203
First American Bankshares      COM                             781     1260 SH       Sole                                       1260
General Dynamics               COM              369550108     1328    17823 SH       Sole                                      17823
General Electric               COM              369604103     2421   128362 SH       Sole                                     128362
General Mills                  COM              370334104     3124    83937 SH       Sole                                      83937
Genuine Parts                  COM              372460105     2354    43275 SH       Sole                                      43275
Goldcorp Inc                   COM              380956409     7984   165393 SH       Sole                                     165393
Grainger W W                   COM              384802104     1649    10735 SH       Sole                                      10735
Gulf Keystone Petro            COM              g4209g108       33    15000 SH       Sole                                      15000
Heinz H.J. Co                  COM              423074103      343     6440 SH       Sole                                       6440
Hess Corporation               COM              42809h107      238     3180 SH       Sole                                       3180
Hewlett Packard                COM              428236103     2055    56457 SH       Sole                                      56457
Honeywell International Inc.   COM              438516106     1696    28455 SH       Sole                                      28455
IBM Corp                       COM              459200101      711     4145 SH       Sole                                       4145
Illinois Tool Works            COM              452308109     5245    92840 SH       Sole                                      92840
Intel Corp                     COM              458140100      307    13865 SH       Sole                                      13865
J.P. Morgan Chase & Co         COM              46625h100      205     5000 SH       Sole                                       5000
Johnson Controls               COM              478366107      442    10602 SH       Sole                                      10602
Johnson&Johnson                COM              478160104     5975    89825 SH       Sole                                      89825
Kellogg Co                     COM              487836108     2490    45009 SH       Sole                                      45009
Kimberly Clark                 COM              494368103      561     8429 SH       Sole                                       8429
Kohls Corp                     COM              500255104      340     6804 SH       Sole                                       6804
Manpower Group Inc             COM              56418H100      215     4000 SH       Sole                                       4000
McDonald's Corp                COM              580135101     4695    55678 SH       Sole                                      55678
Merck & Co                     COM              58933y105     4438   125771 SH       Sole                                     125771
Microsoft Corp                 COM              594918104      299    11510 SH       Sole                                      11510
Nestle SA                      COM              641069406     2842    45799 SH       Sole                                      45799
Newmont Mining Corp            COM              651639106     2791    51705 SH       Sole                                      51705
NextEra Energy Inc             COM              65339f101     3106    54063 SH       Sole                                      54063
Norfolk Southern Co            COM              655844108      288     3845 SH       Sole                                       3845
Northern States Financial Corp COM              665751103       12    11250 SH       Sole                                      11250
Novartis Ag Adr                COM              66987v109     3283    53719 SH       Sole                                      53719
Occidental Petroleum           COM              674599105     5308    51017 SH       Sole                                      51017
Oracle Corp                    COM              68389x105     1864    56635 SH       Sole                                      56635
Pepsico, Inc.                  COM              713448108     6277    89131 SH       Sole                                      89131
PetroChina Co LTD ADR          COM              71646e100     2515    17220 SH       Sole                                      17220
Pfizer Inc                     COM              717081103      273    13247 SH       Sole                                      13247
Philip Morris Intl Inc         COM              718172109     3281    49145 SH       Sole                                      49145
Procter & Gamble               COM              742718109     6046    95101 SH       Sole                                      95101
Quad Graphics Inc.             COM              747301109     2224    57228 SH       Sole                                      57228
Raytheon Co Com New            COM              755111507      372     7460 SH       Sole                                       7460
Royal Dutch Shell Cl B Plc Adr COM              780259107     4843    67500 SH       Sole                                      67500
Schlumberger                   COM              806857108     5607    64900 SH       Sole                                      64900
Seadrill Ltd                   COM              g7945e105     1502    42575 SH       Sole                                      42575
Southern Co                    COM              842587107     2043    50602 SH       Sole                                      50602
StatoilHydro Spon ADR          COM              85771p102      829    32560 SH       Sole                                      32560
Suncor Energy Inc              COM              867224107     3346    85587 SH       Sole                                      85587
Sysco Corp                     COM              871829107     1766    56630 SH       Sole                                      56630
Total SA Spon Adr              COM              89151e109      209     3610 SH       Sole                                       3610
Union Pacific                  COM              907818108     3057    29279 SH       Sole                                      29279
United Parcel SVC Inc          COM              911312106      807    11070 SH       Sole                                      11070
United Tech Corp               COM              913017109      235     2660 SH       Sole                                       2660
Verizon Comm.                  COM              92343v104     5348   143658 SH       Sole                                     143658
Walgreen Co                    COM              931422109     6225   146602 SH       Sole                                     146602
Wisconsin Energy               COM              976657106      660    21044 SH       Sole                                      21044
Yum! BrandsInc                COM              988498101     3933    71205 SH       Sole                                      71205

											FORM 13F INFORMATION TABLE